Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 315,803	$ 216,292
Restricted cash		12,487
Short-term bank deposits	4,115	789
Trade receivables	362,839	326,343
Prepaid expenses and other current assets	56,448	47,258
Inventories	182,152	132,435
Total current assets	921,357	735,604
INVESTMENTS AND NON-CURRENT ASSETS:
Marketable securities	7,888	7,012
Funds in respect of employee rights upon retirement	10,622	8,375
Deferred income taxes	43,157	19,840
Equity method investees and other receivables	5,556	9,113
Total investments and non-current assets	67,223	44,340
PROPERTY, PLANT AND EQUIPMENT, net	69,612	62,375
OTHER INTANGIBLE ASSETS, net	68,226	84,210
GOODWILL	177,486	176,374
Total assets	1,303,904	1,102,903
CURRENT LIABILITIES:
Current maturities of long-term loan	16,364	16,364
Accounts payable and accruals:
Trade	96,166	72,085
Other	123,510	114,692
Deferred income	37,445	28,576
Total current liabilities	273,485	231,717
LONG-TERM LIABILITIES:
Long-term loan, net	56,117	72,002
Liability with respect to Applied Microstructures, Inc. ("AMST")		1,471
Liability for employee rights upon retirement	24,997	22,973
Deferred income taxes	14,536	14,392
Other tax liabilities	22,901	7,567
Total long-term liabilities	118,551	118,405
COMMITMENTS AND CONTINGENT LIABILITIES (see Note 9)
Total liabilities	392,036	350,122
EQUITY:
Ordinary shares of New Israeli Shekels ("NIS") 0.14 par value per share ("Ordinary Shares") Authorized at December 31, 2017 and 2016: 80,000,000 Ordinary Shares Issued at December 31, 2017 and 2016: 53,788,799 and 53,219,226 Ordinary Shares, respectively Outstanding at December 31, 2017 and 2016: 48,378,026 and 47,808,453 Ordinary Shares, respectively	2,404	2,381
Additional paid-in capital	433,922	420,185
Retained earnings	572,544	440,159
Accumulated other comprehensive income (loss)	252	(9,221)
Less treasury shares, at cost at December 31, 2017 and 2016: 5,410,773 Ordinary Shares	(99,539)	(99,539)
Total Orbotech Ltd. equity	909,583	753,965
Non-controlling interests	2,285	(1,184)
Total equity	911,868	752,781
Total liabilities and equity	$ 1,303,904	$ 1,102,903